Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Mar. 03, 2016
Registrant Name	CITIZENSSELECT FUNDS
Central Index Key	0001167368
Amendment Flag	false
Document Creation Date	Mar. 03, 2016
Document Effective Date	Mar. 03, 2016
Prospectus Date	Mar. 01, 2016
Dreyfus Prime Money Market Fund | Class A
Prospectus:
Trading Symbol	CZEXX
Dreyfus Institutional Treasury Preferred Money Market Fund | Institutional Shares
Prospectus:
Trading Symbol	CEIXX